Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

MainStay International Equity Fund (Prospectus Summary): | MainStay International Equity Fund
MainStay International Equity Fund

THE MAINSTAY FUNDS

MainStay International Equity Fund

Supplement dated October 31, 2011 (���Supplement���) to the Summary Prospectus and the Prospectus

for MainStay International Equity Fund dated February 28, 2011 (the ���Prospectus���), as amended

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for the MainStay International Equity Fund (the ���Fund���). You may obtain copies of the Fund���s Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Fund���s website at mainstayinvestments.com. Please review this important information carefully.

Effective immediately, the Fund���s ��� Principal Investment Strategies ��� and ��� Principal Risks ��� sections have changed.

The section entitled ��� Principal Investment Strategies ��� on page 99 of the Prospectus is hereby deleted in its entirety and replaced by the following:

Principal Investment Strategies

The Fund invests in those companies that meet the quality and valuation criteria of Madison Square Investors LLC, the Fund's Subadvisor.

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of issuers, wherever organized, which do business mainly outside the U.S. It invests in securities of companies which do business in a variety of countries, with a minimum of five countries other than the U.S. This includes countries with established economies as well as emerging market countries that the Subadvisor believes present favorable opportunities.

The Fund may also invest in exchange traded funds ("ETFs").

Investment Process : The Subadvisor seeks to identify investment opportunities through bottom-up analysis and fundamental research. The Subadvisor performs research to identify reasonably priced companies with competitive market advantages that it believes are able to benefit from long-term market trends and that the Subadvisor believes are able to sustainably grow earnings over time regardless of economic climate. Allocations to countries and industries are also a result of the "bottom-up" stock selection process and, as a result, may deviate from the country and industry weightings in the benchmark. The Fund may not perform as well as its peers or benchmark during periods when the stock market favors the securities of businesses with low-quality earnings.

Generally, the Fund seeks to limit its investments in securities of: (i) any one company; (ii) companies in the same industry; (iii) companies located in any one country; and (iv) countries located in emerging markets.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, whether the security has reached its target price, if the investment thesis is invalidated, if superior opportunities to redeploy exist or emerge, or if sector weights or individual positions need to be rebalanced.

The section entitled ��� Principal Risks ��� beginning on page 99 of the Prospectus is hereby amended to delete ���Derivatives Risk.���
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay International Equity Fund (Prospectus Summary): | MainStay International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Equity Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY FUNDS

MainStay International Equity Fund

Supplement dated October 31, 2011 (���Supplement���) to the Summary Prospectus and the Prospectus

for MainStay International Equity Fund dated February 28, 2011 (the ���Prospectus���), as amended

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for the MainStay International Equity Fund (the ���Fund���). You may obtain copies of the Fund���s Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Fund���s website at mainstayinvestments.com. Please review this important information carefully.

Effective immediately, the Fund���s ��� Principal Investment Strategies ��� and ��� Principal Risks ��� sections have changed.

Investment Strategy, Heading	rr_StrategyHeading	The section entitled ��� Principal Investment Strategies ��� on page 99 of the Prospectus is hereby deleted in its entirety and replaced by the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategies

The Fund invests in those companies that meet the quality and valuation criteria of Madison Square Investors LLC, the Fund's Subadvisor.

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of issuers, wherever organized, which do business mainly outside the U.S. It invests in securities of companies which do business in a variety of countries, with a minimum of five countries other than the U.S. This includes countries with established economies as well as emerging market countries that the Subadvisor believes present favorable opportunities.

The Fund may also invest in exchange traded funds ("ETFs").

Investment Process : The Subadvisor seeks to identify investment opportunities through bottom-up analysis and fundamental research. The Subadvisor performs research to identify reasonably priced companies with competitive market advantages that it believes are able to benefit from long-term market trends and that the Subadvisor believes are able to sustainably grow earnings over time regardless of economic climate. Allocations to countries and industries are also a result of the "bottom-up" stock selection process and, as a result, may deviate from the country and industry weightings in the benchmark. The Fund may not perform as well as its peers or benchmark during periods when the stock market favors the securities of businesses with low-quality earnings.

Generally, the Fund seeks to limit its investments in securities of: (i) any one company; (ii) companies in the same industry; (iii) companies located in any one country; and (iv) countries located in emerging markets.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, whether the security has reached its target price, if the investment thesis is invalidated, if superior opportunities to redeploy exist or emerge, or if sector weights or individual positions need to be rebalanced.

Risk, Heading	rr_RiskHeading	The section entitled ��� Principal Risks ��� beginning on page 99 of the Prospectus is hereby amended to delete ���Derivatives Risk.���
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEAX
MainStay International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINEX
MainStay International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIECX
MainStay International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIIX
MainStay International Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIERX
MainStay International Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRRX
MainStay International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFRX
MainStay International Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINNX